Shareholders' Equity, Earnings Per Share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares
Computation of Basic and Diluted Earnings Per Share [Abstract]
Net profit for the period attributable to equity holders of the parent from continuing operations	$ 22,902,025	$ 1,131	$ 76,110,617	$ 82,878,406
Net loss for the period attributable to equity holders of the parent from discontinued operations	0	$ 0	0	(6,719,015)
Net profit for the period attributable to equity holders of the parent | $	$ 22,902,025		$ 76,110,617	$ 76,159,391
Weighted average shares (in shares) | shares	61,723	61,723	63,049	63,936
Earnings per share attributable to equity holders of the parent continuing operations (in dollars per share) | (per share)	$ 0.37	$ 0.02	$ 1.21	$ 1.3
Loss per share attributable to equity holders of the parent discontinued operations (in dollars per share) | (per share)	$ 0	$ 0	$ 0	$ (0.11)